LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY 1, 2014, OF

WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Effective April 15, 2015, the fund will be renamed Western Asset Core Plus VIT Portfolio and the current shares of the fund will be known as Class I shares.

In connection with the new name of the fund, certain additional changes, including the following, will also take effect:

•	Effective April 15, 2015, the fund’s investment objective will be changed.

•
Effective April 15, 2015, the fund’s 80% investment policy will be revised to include a broader reference to debt and fixed income securities, and the fund’s other principal investment strategies will be changed. Subject to market conditions, it is expected that changes in the fund’s investment portfolio to implement these investment strategies will occur by April 30, 2015.

•	Effective April 15, 2015, the management fee paid by the fund, and as a result total annual fund operating expenses, will be reduced.

•	Effective April 15, 2015, the fund’s benchmark index will be changed.

•	Effective April 15, 2015, the fund’s portfolio management team will be changed.

•	Effective April 15, 2015, two affiliates of Western Asset Management Company will be added as additional subadvisers to the fund.

The following text supplements, and to the extent inconsistent therewith, replaces any information in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”):

Effective April 15, 2015, the Fund’s investment objective will be to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below.

Effective April 15, 2015, the following replaces any inconsistent information in the section titled “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.45
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.20
Total annual fund operating expenses	0.65
Fees waived and/or expenses reimbursed[2]	(0.11)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.54

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.

[2]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.54%. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
(with or without redemption at end of period)	55	196	351	800

Effective April 15, 2015, the following text supplements, and to the extent inconsistent therewith, replaces information contained in the fund’s Summary Prospectus, Prospectus and SAI:

The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadviser (generally, this range is 2.5–7 years). Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser). Securities rated in the Baa or BBB categories or above by one or more NRSROs or unrated securities of comparable quality are known as “investment grade securities.” Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures, forwards and options.

In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

Effective April 15, 2015, the following text shall be added to the section titled “Performance” in the fund’s Summary Prospectus and Prospectus:

Prior to April 15, 2015, the fund was named Western Asset Variable High Income Portfolio, used different investment strategies and had a different benchmark index. The performance set forth prior to that date is attributable to the previous investment strategies and was compared to Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. As of April 15, 2015, to reflect the fund’s current investment strategies, the fund will compare its performance against the Barclays U.S. Aggregate Index, which is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.